Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Summary of Accounts Receivable, Net
Accounts receivable, net, consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Accounts receivable	173,197	125,606	19,710
Allowance for doubtful accounts	(10,051)	(69,417)	(10,893)

	163,146	56,189	8,817

Summary of Movements in Allowance for Doubtful Accounts
The movements in the allowance for doubtful accounts were:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$

Balance at the beginning of the year	(392)	(862)	(10,051)	(1,577)
Additional provision charged to expense	(469)	(9,217)	(59,347)	(9,313)
Foreign currency translation	(1)	28	(19)	(3)

Balance at the end of the year	(862)	(10,051)	(69,417)	(10,893)